Schedule of reconciliation of fair value measurements (Details) - Level 3 of fair value hierarchy [member] - Leasehold land and buildings [member]	12 Months Ended
Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Carrying amount at December 31, 2022	$ 17,105,459
Depreciation charge on revaluation of properties held for own use	(723,371)
Net gain from a fair value adjustment recognized in the consolidated statement of profit or loss and other comprehensive income	150,598
Carrying amount at December 31, 2023	$ 16,532,686